RELATED PARTIES	12 Months Ended
Dec. 31, 2021
RELATED PARTIES
RELATED PARTIES

12 – RELATED PARTIES

Balances and main transactions with related parties are detailed as follows:

12.1        Accounts receivable:

					12.31.2021		12.31.2020
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-current	Taxpayer ID
					ThCh$	ThCh$	ThCh$	ThCh$
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	3,870,800	—	3,643,603	—
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	62,756	98,941	16,024	138,346
Foreign	Coca-Cola de Argentina	Director related	Argentina	ARS	2,490,194	—	4,558,753	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	166,813	—	308,882	—
96.517.210-2	Embotelladora Iquique S.A.	Shareholder related	Chile	CLP	155,264	—	292,801	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	1,266,871	—	773,732	—
77.526.480-2	Comercializadora Nova Verde	Common shareholder	Chile	CLP	934,350	—	837,837	—
76.572.588-7	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	CLP	371,907	—	1,401,898	—
76.140.057-6	Monster	Associate	Chile	CLP	87,865	—	41,878	—
79.826.410-9	Guallarauco	Associate	Chile	CLP	12,230	—	—	—
Total					9,419,050	98,941	11,875,408	138,346

12.2     Accounts payable:

					12.31.2021		12.31.2020
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					ThCh$	ThCh$	ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	19,134,864	—	18,897,093	—
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	BRL	13,770,200	11,557,723	7,926,109	10,790,089
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	7,609,951	—	3,856,973	—
Foreign	Ser. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	ARS	9,893,495	—	4,848,196	—
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	BRL	577,723	—	1,323,609	—
Foreign	Monster Energy Brasil Com de Bebidas Ltda.	Shareholder related	Brazil	BRL	2,173,901	—	1,156,786	—
76.572.588-7	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	CLP	367,186	—	490,758	—
89.996.200-1	Envases del Pacífico S.A.	Director related	Chile	CLP	—	—	3,414	—
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	378,718	—	118,314	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	277,708	—	402,581	—
77.526.480-2	Comercializadora Nova Verde	Common shareholder	Chile	CLP	1,858,682	—	518,135	—
Foreign	Coca-Cola Panamá	Shareholder related	Panama	USD	—	—	—	—
Foreign	Monster Energy Argentina S.A.	Shareholder related	Argentina	PYG	2,365	—	—	—
Foreign	Monster Energy Company – EEUU	Shareholder related	Argentina	PYG	58,668	—	—	—
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	BRL	—	—	—	—
Total					56,103,461	11,557,723	39,541,968	10,790,089

12.3        Transactions:

						Accumulated	Accumulated
Taxpayer ID	Company	Relationship	Country	Transaction description	Currency	12.31.2021	12.31.2020
						ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Concentrate purchase	CLP	174,892,744	139,193,479
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Advertising services purchase	CLP	3,290,184	2,890,638
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Water source lease	CLP	4,727,676	3,847,817
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Sale of raw materials and others	CLP	1,720,061	1,169,944
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Minimum dividend	CLP	35,474	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	Bottle purchase	CLP	17,713,063	12,210,449
86.881.400-4	Envases CMF S.A.	Associate	Chile	Raw material purchase	CLP	24,883,194	16,055,991
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of caps	CLP	153,142	91,778
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of services and others	CLP	1,325,941	520,221
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of services and others	CLP	1,430	1,578
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of containers	CLP	7,625,273	5,992,443
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of finished products	CLP	—	2,380,574
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of containers/raw materials	CLP	11,939,711	6,344,834
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of finished products	CLP	59,018,653	44,982,749
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of services and others	CLP	359,739	447,092
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of raw materials and materials	CLP	523,958	197,288
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Minimum dividend	CLP	339,562	118,314
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Sale of fixed asset	CLP	357,000	—
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Dividend distribution	CLP	541,188	—
96.517.310-2	Embotelladora Iquique S.A.	Shareholder related	Chile	Sale of finished products	CLP	4,220,323	167,430
89.996.200-1	Envases del Pacífico S.A.	Director related	Chile	Purchase of raw materials and materials	CLP	265,503	427
94.627.000-8	Parque Arauco S.A	Director related	Chile	Lease of space	CLP	69,151	—
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Concentrate purchase	BRL	69,785,833	71,959,416
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Reimbursement and other purchases	BRL	100,072	220,708
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Concentrate purchase	ARS	129,275,444	81,198,463
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Advertising rights, prizes and others	ARS	3,230,351	—
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Advertising participation	ARS	5,201,881	6,395,881
Foreign	KAIK Participações	Associate	Brazil	Reimbursement and other purchases	BRL	21,180	14,162
Foreign	Leao Alimentos e Bebidas Ltda.	Associate	Brazil	Product purchases	BRL	293,677	—
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	Product purchases	BRL	2,667,326	3,671,472
89.862.200-2	Latam Airlines Group S.A.	Director related	Chile	Sale of products	CLP	269,688	—
89.862.200-2	Latam Airlines Group S.A.	Director related	Chile	Product purchase	CLP	18,695	85,140
76.572.588-7	Coca-Cola Del Valle New Ventures SA	Associate	Chile	Sale of services and others	CLP	442,566	397,659
76.572.588-7	Coca-Cola Del Valle New Ventures SA	Associate	Chile	Purchase of services and others	CLP	4,436,600	4,410,223
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Commission payments and services	ARS	2,973,907	1,373,594
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Product purchases	ARS	11,658	80,761
Foreign	Trop Frutas do Brasil Ltda.	Associate	Brazil	Product purchases	BRL	2,736,529
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of raw materials	CLP	6,210	10,914
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of finished products	CLP	8,937,506	2,050,156
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of services and others	CLP	11,183	459,707
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Raw material purchase	CLP	4,519,948	1,009,547
96.633.550-5	Sinea S.A.	Director related	Chile	Raw material purchase	CLP	2,294,594	—
97.036.000-K	Banco Santander Chile	Director/Manager/Executive	Chile	Purchase of services-bank expenses	CLP	1,852,076	—

12.4        Salaries and benefits received by key management

Salaries and benefits paid to the Company’s key management personnel including directors and managers are detailed as follows:

Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Executive wages, salaries and benefits	7,253,863	7,464,071	6,267,936
Director allowances	1,512,500	1,479,420	1,512,000
Benefits accrued in the last five years and payments during the fiscal year	254,240	297,072	305,674
Benefit from termination of contracts	—	115,341	54,819
Total	9,020,603	9,355,904	8,140,429